Stockholders' Equity - Summary of Other Equity Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 26, 2020
Disclosure of reserves within equity [abstract]
Cumulative translation effect, net of effects from deferred income taxes recognized directly in equity (note 21.2) and derivative financial instruments designated as cash flow hedges	$ (926)	$ (722)
Cumulative actuarial losses	(353)	(529)
Cumulative coupon payments under perpetual debentures (note 21.4)	(1,070)	(1,070)
Treasury shares repurchased under share repurchase program (note 21.1)	(111)	0	$ (83)
Cumulative coupon payments under subordinated notes1	(84)	(30)
Treasury shares held by subsidiaries	(5)	(14)		$ (83)
Other equity reserves	$ (2,549)	$ (2,365)